CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares [Member] CNY (¥) shares	Class C Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained earnings (Accumulated deficit) [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Retained earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling interest [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2017	¥ 640	¥ 90	¥ 3,456,307	¥ 20,036		¥ (3,316,715)	¥ 6,876	¥ (1,275)			¥ 165,959
Balance (in shares) at Dec. 31, 2017 | shares	34,206,939	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			8,121								8,121
Issuance of ordinary shares for restricted stock award	¥ 8		(8)
Issuance of ordinary shares for restricted stock award (in shares) | shares	409,350
Issuance of ordinary shares	¥ 80		45,322								45,402
Issuance of ordinary shares (in shares) | shares	4,140,000
Foreign currency translation adjustment							1,304				1,304
Appropriation to statutory reserves				113		(113)
Unrealized gain on investment, net of income taxes							125				125
Buy-outs of non-controlling interests			(2,619)					(1,885)			(4,504)
Deregistration of subsidiaries								(46)			(46)
Capital injection from minority shareholders								1,470			1,470
Net income/(loss)						44,990		(50)			44,940
Balance at Dec. 31, 2018	¥ 728	¥ 90	3,507,123	20,149		(3,271,838)	8,305	(1,786)			262,771
Balance (in shares) at Dec. 31, 2018 | shares	38,756,289	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			1,624								1,624
Issuance of ordinary shares for restricted stock award	¥ 2		(2)
Issuance of ordinary shares for restricted stock award (in shares) | shares	101,910
Foreign currency translation adjustment							(2,924)				(2,924)
Appropriation to statutory reserves				36		(36)
Unrealized gain on investment, net of income taxes							960				960
Non-controlling interests from new subsidiaries								1,285			1,285
Deregistration of subsidiaries								306			306
Net income/(loss)						(99,941)		(485)			(100,426)
Balance at Dec. 31, 2019	¥ 730	¥ 90	3,508,745	20,185		(3,371,815)	6,341	(680)			163,596
Balance (in shares) at Dec. 31, 2019 | shares	38,858,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			947								947
Issuance of ordinary shares for restricted stock award	¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	50,001
Issuance of ordinary shares	¥ 63		35,515								35,578
Issuance of ordinary shares (in shares) | shares	3,015,076
Foreign currency translation adjustment							6,234				6,234
Unrealized gain on investment, net of income taxes							(474)				(474)
Deregistration of subsidiaries				(15,473)		15,473		(19)			(19)
Disposal of subsidiaries			(133)	(502)		502					(133)
Net income/(loss)						(62,712)		(1,269)		$ (9,807)	(63,981)
Balance (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2020					¥ (594)				¥ (594)
Balance at Dec. 31, 2020	¥ 794	¥ 90	¥ 3,545,073	¥ 4,210		¥ (3,419,146)	¥ 12,101	¥ (1,968)		$ 21,633	¥ 141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	4,708,415